Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2015
Provision for credit losses
in	6M15	6M14
Provision for credit losses (CHF million)
Provision for loan losses	41	22
Provision for lending-related and other exposures	17	1
Provision for credit losses	58	23